EARNINGS (LOSS) PER SHARE	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 7 - EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net loss per share of common stock for the three months and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30,
	2022	2021
Net loss attributable to common stockholders (basic)	$(49,204)	$(331,433)

Shares used to compute net loss per common share, basic and diluted	287,269,793	209,650,048

Net loss per share attributable to common stockholders, basic and diluted	$(0.00)	$(0.00)

	Nine Months Ended September 30,
	2022	2021
Net loss attributable to common stockholders (basic)	$(775,217)	$(818,211)

Shares used to compute net loss per common share, basic and diluted	256,358,480	188,036,903

Net loss per share attributable to common stockholders, basic and diluted	$(0.00)	$(0.00)

Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common shares and common share equivalents outstanding for the period. Common stock equivalents are only included when their effect is dilutive. The Company’s potentially dilutive securities which include stock options, convertible debt, convertible preferred stock and common stock warrants have been excluded from the computation of diluted net loss per share as they would be anti-dilutive. For all periods presented, there is no difference in the number of shares used to compute basic and diluted shares outstanding due to the Company’s net loss position.

The following outstanding common stock equivalents have been excluded from diluted net loss per common share for the nine months ended September 30, 2022 and 2021, respectively, because their inclusion would be anti-dilutive:

	As of September 30,
	2022	2021
Warrants to purchase common stock	2,868,397	2,868,397
Potentially issuable shares related to convertible notes payable and convertible preferred stock	351,967,716	322,132,917
Potentially issuable unvested shares to directors and officers	14,000,000	1,200,000
Potentially issuable vested shares to a consultant	–	150,000
Total anti-dilutive common stock equivalents	368,836,113	326,351,314